Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Income Taxes	Income Taxes
(a)Reconciliation of income taxes

A reconciliation of the income tax expense to the amount calculated using the Company’s combined Canadian federal and provincial statutory income tax rate of 27% (2022 – 27%) is as follows:

	Year ended December 31,
	2023	2022
Net income in the year before tax	$112,351	$126,383
Tax rate	27%	27%
Income tax expense at statutory rate	$30,335	$34,123
Tax effect of:
Difference in tax rate of foreign jurisdictions	(11,318)	(15,858)
Non-taxable items	(10,740)	(5,618)
Change in temporary differences not previously recognized	2,153	8,762
Withholding taxes and other	7,617	1,907
Income tax expense	$18,047	$23,316

	Year ended December 31,
	2023	2022
Current income tax:
Relating to current income tax charge	$15,992	$15,043
Deferred income tax:
Relating to origination and reversal of temporary differences	2,055	8,273
Income tax expense recognized in net income	$18,047	$23,316
Income tax expense recognized in other comprehensive income	1,262	523
Total income tax expense	$19,309	$23,839
(b)Deferred income tax liabilities

The general movement in the deferred income tax liabilities is as follows:

	Year ended December 31,
	2023	2022
At the beginning of the year	$(6,229)	$2,315
Deferred income tax expense	(2,055)	(8,273)
Income tax expense recognized in OCI	(1,262)	(523)
Foreign exchange	(2)	252
At the end of the year	$(9,548)	$(6,229)

Recognized deferred tax and assets and liabilities consist of the following:

	December 31, 2023	December 31, 2022
Deferred tax assets:
Non-capital losses	$5,655	$2,546
Foreign exchange	—	2,087
Other	8,563	4,592
Mine closure and rehabilitation provision	4,070	3,381
Lease liabilities	2,805	1,511
	21,093	14,117
Deferred tax liabilities:
Mineral properties, plant and equipment	(15,566)	(9,364)
Loans and borrowings	(10,045)	(9,321)
Foreign exchange	(3,083)	—
Loans and borrowings	(1,947)	(1,661)
	(30,641)	(20,346)

Net deferred income tax liabilities	$(9,548)	$(6,229)

Presentation on Consolidated Statements of Financial Position
Deferred tax assets	1,315	—
Deferred tax liabilities	$(10,863)	$(6,229)

Deferred tax assets of $35.1 million (December 31, 2022 - $30.4 million) have not been recognized for the following deductible temporary differences as it is not probable that the benefits of these temporary differences will be realized:

	Year ended December 31, 2023		Year ended December 31, 2022
	Brazil	Canada	Brazil	Canada
Mineral properties, plant and equipment	39,959	1,150	37,077	969
Non-capital losses	—	74,238	—	72,535
Other	—	33,731	—	18,100
	$39,959	$109,119	$37,077	$91,604

The Company has loss carry forwards in Canada totaling $100.2 million (December 31, 2022 - $82.0 million) which may be carried forward for 20 years to offset future taxable income, which expire between 2036 and 2043.